ACCRUED EXPENSES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued expenses
Credit cards	$ 9,615	$ 10,192	$ 407
Customer deposits	18,307	18,307	18,307
Payroll tax liabilities	2,041
Sales tax payable	269	265	90
Short-term loans	3,000	3,000	3,000
Total accrued expenses	33,232	31,764	29,416
Accrued interest
Interest on notes payable	53,118	88,114	44,855
Interest on short-term loans	1,395	1,214	5,826
Interest on accrued wages	174,265	156,328	97,552
Total accrued interest	228,778	245,656	148,233
Accrued wages	$ 1,083,378	1,026,073	321,530
Employee liabilities			$ 7,612